Stock-Based Compensation Plans - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2023 shares $ / shares
Net settlement rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning of period (in shares)	14,349
Options granted (in shares)	(1,571)
Options exercised (in shares)	(3,839)
Options forfeited (in shares)	(128)
Options expired (in shares)	(58)
Number of options outstanding, ending period (in shares)	11,895
Weighted average exercised price, outstanding, beginning of year (in dollars per share) | $ / shares	$ 12.38
Weighted average exercise price, granted (in dollars per share) | $ / shares	24.34
Weighted average exercise price, exercised (in dollars per share) | $ / shares	13.08
Weighted average exercise price, forfeited (in dollars per share) | $ / shares	15.78
Weighted average exercise price, expired (in dollars per share) | $ / shares	19.89
Weighted average exercised price, outstanding, end of year (in dollars per share) | $ / shares	$ 13.66
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning of period (in shares)	3,467
Options forfeited (in shares)	(23)
Options expired (in shares)	(326)
Number of options outstanding, ending period (in shares)	1,005
Weighted average exercised price, outstanding, beginning of year (in dollars per share) | $ / shares	$ 9.99
Weighted average exercise price, forfeited (in dollars per share) | $ / shares	6.58
Weighted average exercise price, expired (in dollars per share) | $ / shares	21.09
Weighted average exercised price, outstanding, end of year (in dollars per share) | $ / shares	6.49
Cenovus Replacement Stock Options | Settled for cash
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price, exercised (in dollars per share) | $ / shares	$ 9.97
PSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding, beginning of year (in shares)	8,678
Granted (in shares)	2,539
Exercised (in shares)	(972)
Cancelled (in shares)	(231)
United in lieu of dividends (in shares)	229
Number of share units, outstanding, end of year (in shares)	10,243
RSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding, beginning of year (in shares)	6,655
Granted (in shares)	2,961
Exercised (in shares)	(2,300)
Cancelled (in shares)	(243)
United in lieu of dividends (in shares)	161
Number of share units, outstanding, end of year (in shares)	7,234
DSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding, beginning of year (in shares)	1,506
Granted (in shares)	59
United in lieu of dividends (in shares)	37
Redeemed (in shares)	(37)
Number of share units, outstanding, end of year (in shares)	1,691
DSUs | Director
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted (in shares)	126